Business Combination - Unaudited supplemental pro forma information (Details) - TOI Parent Inc. - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Business Combination
Goodwill	$ 15,680,160	$ 14,226,674	$ 14,076,674	$ 14,076,674
Practice, ICRI, and HHHC
Business Combination
Estimated useful life of identified intangible assets		10 years
Goodwill	1,453,486	$ 14,076,674
Pro forma combined revenue	0		113,160,114
Pro forma combined net income	$ 0		$ 2,136,657